CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 21,000	$ 95,000	$ 112,000
Accounts receivable	716,000	1,022,000	627,000
Inventories	2,461,000	2,595,000	1,246,000
Prepaid expenses	693,000	684,000	1,800,000
TOTAL CURRENT ASSETS	3,891,000	4,396,000	3,785,000
Property and equipment, net	397,000	326,000	111,000
Right-of-use assets	1,533,000	1,661,000	244,000
Other noncurrent assets	270,000	270,000	290,000
TOTAL ASSETS	6,091,000	6,653,000	4,430,000
CURRENT LIABILITIES
Accounts payable	1,066,000	1,147,000	657,000
Accrued expenses, warranty and other current liabilities	2,366,000	1,971,000	519,000
Operating lease liability, current	578,000	561,000	73,000
Related party advances	76,000	52,000
TOTAL CURRENT LIABILITIES	4,086,000	3,731,000	1,249,000
LONG TERM LIABILITIES
Warranty, non-current		43,000
Deferred revenue, non-current and asset retirement obligation		16,000
Operating lease liability, non-current	1,102,000	1,251,000	191,000
Other long term liabilities	72,000	59,000
TOTAL LIABILITIES	5,260,000	5,041,000	1,440,000
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Preferred stock series A subject to possible redemption, 50,000,000 shares authorized: 25,000 issued and outstanding at stated redemption value of $1,000 per share as of December 31, 2022, and 10,000,000 shares authorized: 25,000 issued and outstanding at stated redemption value of $1,000 per share as of December 31, 2021	25,000,000	25,000,000	25,000,000
STOCKHOLDER’S DEFICIT:
Common Stock, par value $0.001 a share; 750,000,000 shares authorized: 172,694,837 shares issued and outstanding as of December 31, 2022, and 200,000,000 shares authorized: 161,704,695 issued and outstanding as of December 31, 2021	173,000	173,000
Additional paid-in capital	13,421,000	12,691,000	9,383,000
Accumulated deficit	(37,763,000)	(36,252,000)	(31,393,000)
TOTAL STOCKHOLDERS’ DEFICIT	(24,169,000)	(23,388,000)	(22,010,000)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 6,091,000	$ 6,653,000	$ 4,430,000